Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000168427 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	7.40%
C000168427 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	6.20%
C000168427 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	6.10%
C000168427 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000168427 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168427 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168427 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168427 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168427 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168427 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000168427 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168427 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000168427 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000168427 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000168427 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000168427 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000168427 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000168427 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000168427 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000168427 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000168426 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	61.50%
C000168426 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000168426 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000168426 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000168422 | Novo Nordisk A/S_Class B
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168422 | SAP SE_
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168422 | Roche Holding AG_
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168422 | Novartis AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168422 | Allianz SE_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168422 | Toyota Motor Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168422 | Barclays PLC_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168422 | Unilever PLC_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168422 | Banco Bilbao Vizcaya Argentaria SA_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168422 | Shell PLC_
Holdings [Line Items]
Percent of Total Investments	2.00%
C000168422 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000168422 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000168422 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000168422 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000168422 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000168422 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000168422 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000168422 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000168422 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000168422 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000168420 | Citigroup, Inc._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168420 | KeyCorp_
Holdings [Line Items]
Percent of Total Investments	3.50%
C000168420 | Exxon Mobil Corp._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168420 | Keurig Dr. Pepper, Inc._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168420 | U.S. Foods Holding Corp._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168420 | TKO Group Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168420 | Teva Pharmaceutical Industries Ltd._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168420 | Cboe Global Markets, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168420 | The Goldman Sachs Group, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168420 | SS&C Technologies Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168420 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000168420 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000168420 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000168420 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000168420 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000168420 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000168420 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000168420 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000168420 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000168420 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168421 | FTAI Aviation Ltd._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168421 | Semtech Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168421 | Under Armour, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168421 | Applied Industrial Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168421 | Varonis Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168421 | Utz Brands, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168421 | Champion Homes, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168421 | Gitlab, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168421 | Modine Manufacturing Co._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168421 | Paylocity Holding Corp._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168421 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168421 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000168421 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000168421 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000168421 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168421 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000168421 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000168421 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000168421 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000168421 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168423 | Taiwan Semiconductor Manufacturing Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	11.40%
C000168423 | Tencent Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	6.10%
C000168423 | ICICI Bank Ltd._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168423 | Infosys Ltd._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168423 | Alibaba Group Holding Ltd._Class W
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168423 | SK Hynix, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168423 | Meituan_Class W
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168423 | China Construction Bank Corp._Class H
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168423 | Xiaomi Corp._Class W
Holdings [Line Items]
Percent of Total Investments	1.40%
C000168423 | Sun Pharmaceutical Industries Ltd._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000168423 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168423 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000168423 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000168423 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000168423 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000168423 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000168423 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000168423 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000168423 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000168423 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%